CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 2,888	$ 9,350	$ 9,384	$ 32,562
Cost and operating expenses:
Cost of product revenue	3,585	1,341	1,718	998
Research and development	24,943	21,766	28,084	35,698
Selling, general, and administrative	45,811	33,645	56,226	27,469
Total cost and operating expenses	74,339	56,752	86,028	64,165
Loss from operations	(71,451)	(47,402)	(76,644)	(31,603)
Other income (expenses):
Interest and other (expense) income, net	(3,086)	(926)	(2,562)	1,415
Change in estimated fair value of warrant liabilities	(7,302)	(48)	(795)	1
Amortization of deferred gain on note payable to collaboration partner			0	544
Loss on issuance of convertible preferred stock	(2,053)	0	(16,819)	0
(Loss) gain on extinguishment of debt	0	(999)	(998)	20,310
Total other (expense) income	(12,441)	(1,973)	(20,379)	22,269
Net loss	(83,892)	(49,375)	(97,023)	(9,334)
Unrealized (loss) gain on short-term investments	0	(25)	(29)	33
Comprehensive loss	$ (83,892)	$ (49,400)	(97,052)	(9,301)
Loss on repurchase of convertible preferred stock			(11,053)	0
Net loss attributable to common stockholders			(108,076)	(9,334)
Net loss attributable to common stockholders			$ (108,076)	$ (9,334)
Net loss per share:
Diluted (in dollars per share)	$ (7.31)	$ (3.29)	$ (7.32)	$ (0.63)
Basic (in dollars per share)	$ (7.31)	$ (3.29)	$ (7.32)	$ (0.63)
Weighted average common shares outstanding:
Weighted-average common shares outstanding, diluted (in shares)	11,481,620	15,008,629	14,761,577,000	14,760,682,000
Weighted-average common shares outstanding, basic (in shares)	11,481,620	15,008,629	14,761,577,000	14,760,682,000
Product revenue
Revenue
Total revenue	$ 2,550	$ 115	$ 149	$ 65
Collaboration and license revenue
Revenue
Total revenue	$ 338	$ 9,235	$ 9,235	$ 32,497